Subordinated Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Subordinated liabilities [abstract]
Subordinated liabilities

	Half year ended 30.06.23	Year ended 31.12.22
	£m	£m
Opening balance	38,253	32,185
Issuances	3,502	15,381
Redemptions	(3,661)	(8,367)
Other	(1,769)	(946)
Closing balance	36,325	38,253

Designated at fair value (Note 5)	503	521
Total subordinated liabilities	36,828	38,774